Restructuring Charges - Summary of Significant Activity and Components of Restructuring Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 170	$ 99
Expense	6	99	58
Utilized	(65)	(29)
Other changes	6	1
Ending Balance	117	170	99
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	167	98
Expense	(8)	97
Utilized	(54)	(29)
Other changes	5	1
Ending Balance	110	167
Lease and Contract Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	3	1
Expense	17	2
Utilized	(11)
Other changes	1
Ending Balance	$ 7	$ 3